Equity Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Summary of Nonvested Restricted Shares
A summary of the status of the Company’s
non-vested
restricted shares as of December 31, 2019, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, January 1, 2019	264,621	3.59
Vested	(264,621)	3.59

Non-vested, December 31, 2019	—	—